CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)			1 Months Ended				12 Months Ended
	May 13, 2021	Apr. 14, 2021	Aug. 30, 2021	Jun. 21, 2021	May 19, 2021	May 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Promissory Note [Member] | Brighton Capital Partners LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,300,000
Debt instrument, term		15 months
Debt instrument, maturity date		Jul. 14, 2022
Interest rate		10.00%
Debt instrument, conversion price		$ 3.15
Debt original issuance discount		$ 300,000
Debt instrument, redemption term		Any redemption with shares of our common stock shall be at the “market price” which is defined as 80% of our lowest closing trade price for the 10 consecutive trading days prior to the date on which the market price is measured.
Debt instrument, beneficial conversion feature		$ 3,300,000
Convertible Promissory Note [Member] | Brighton Capital Partners LLC [Member] | Equity Financing Agreement [Member]
Debt Instrument [Line Items]
Bridge loan		$ 50,000,000
Convertible Promissory Note One [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 382,500
Debt instrument, term	22 months
Debt instrument, maturity date	Mar. 13, 2023
Debt original issuance discount	$ 7,500
Warrant issued to purchase shares	750,000
Discount premium net	$ 257,531
Convertible Promissory Note Two [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 420,750
Debt instrument, term	22 months
Debt instrument, maturity date	Mar. 13, 2023
Debt original issuance discount	$ 8,250
Warrant issued to purchase shares	825,000
Discount premium net	$ 283,284
Convertible Promissory Note Three [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,020,000
Debt instrument, term						22 months
Debt instrument, maturity date						Mar. 17, 2023
Debt original issuance discount						$ 20,000
Convertible Promissory Note Four [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 497,250
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 9,750
Warrant issued to purchase shares					975,000
Discount premium net	317,561
Convertible Promissory Note Five [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 76,500
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 1,500
Warrant issued to purchase shares					150,000
Discount premium net	48,855
Convertible Promissory Note Six [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 153,000
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 3,000
Warrant issued to purchase shares					300,000
Discount premium net	97,711
Convertible Promissory Note Seven [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 382,500
Debt instrument, term				22 months
Debt instrument, maturity date				Apr. 21, 2023
Debt original issuance discount				$ 7,500
Debt instrument, beneficial conversion feature				$ 100,828
Warrant issued to purchase shares				750,000
Discount premium net	274,172
Convertible Promissory Note Eight [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 382,500
Debt instrument, term				22 months
Debt instrument, maturity date				Apr. 21, 2023
Debt original issuance discount				$ 7,500
Debt instrument, beneficial conversion feature				$ 100,828
Warrant issued to purchase shares				750,000
Discount premium net	274,172
Convertible Promissory Note Nine [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 153,000
Debt instrument, term			22 months
Debt instrument, maturity date			Jun. 30, 2023
Debt original issuance discount			$ 3,000
Warrant issued to purchase shares			375,000
Discount premium net	102,486
Convertible Promissory Note Ten [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 306,000
Debt instrument, term			22 months
Debt instrument, maturity date			Sep. 12, 2023
Debt original issuance discount			$ 6,000
Warrant issued to purchase shares			1,000,000
Discount premium net	$ 197,791
Convertible Promissory Notes Eleven [Member]
Debt Instrument [Line Items]
Debt original issuance discount							$ 2,055,219
Discount premium net							85,939
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, beneficial conversion feature							838,941	$ 2,042
Interest expense							425,408	394
Amortization of debt discount							838,941	$ 2,042
Accrued interest							$ 425,808